Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Amount Due to Related Parties [Abstract]
Schedule of amounts due to related parties
	December 31,	December 31,
Name of related party	2020	2019
Mr. Song (1)	$5,725	$-
Vision Capital Profits Limited (2)	$114,850	$114,839
Beijing Zhongan Huitong Information Technology Co., Ltd. (3)	$13,505	-
C Media(4)	$176,384	62,263
(1)	The Company’s CEO and Chairman

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	Beijing Zhongan Huitong Information Technology Co., Ltd.’s legal representative is Mrs. Song, the spouse of Mr. Song.

(4)	C Media is controlled by Mr. Song.